Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	3,921,515
Proposed Maximum Offering Price per Unit	10.01
Maximum Aggregate Offering Price	$ 39,254,365.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,421.03
Offering Note	In accordance with Rule 416(b) under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Class A common stock, par value $0.001 per share (the "Class A Common Stock"), of Viant Technology Inc. (the "Registrant") being registered hereunder include such indeterminate number of shares of the Class A Common Stock as may be issuable with respect to the shares of the Class A Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)Consists of 3,921,515 shares of the Registrant's Class A Common Stock that were automatically added to the shares authorized for issuance under the Viant Technology Inc. 2021 Long-Term Incentive Plan (as amended, the "2021 LTIP") on January 1, 2026 pursuant to an "evergreen" provision contained in the 2021 LTIP or that have otherwise become issuable under the 2021 LTIP pursuant to the share recycling provisions of the 2021 LTIP.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Registrant's Class A Common Stock on March 9, 2026 as reported on The Nasdaq Global Select Market.
(4)The Registrant does not have any fee offsets.